Offerings	Feb. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3 (File No. 333-289917 and File No. 333-289917-01).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the Floating Rate Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3 (File No. 333-289917 and File No. 333-289917-01). The debt securities issued by The Walt Disney Company are guaranteed by TWDC Enterprises 18 Corp. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Notes due 2029
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99872
Maximum Aggregate Offering Price	$ 998,720,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,923.23
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the 3.750% Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2031
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99559
Maximum Aggregate Offering Price	$ 1,493,385,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,236.47
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the 4.000% Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Notes due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99215
Maximum Aggregate Offering Price	$ 992,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,015.92
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the 4.625% Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.